Leases	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Leases	Leases
The Company leases office under non-cancelable operating lease agreement. Pursuant to the new lease standard ASC 842-10-55, this lease is treated as operating leases. The Company’s lease agreements do not have a discount rate that is readily determinable. The incremental borrowing rate is determined at lease commencement or lease modification and represents the rate of interest the Company would have to pay to borrow on a collateralized basis over a similar term and amount equal to the lease payments in a similar economic environment. Management determined the incremental borrowing rate was 4.88% and 5.00% for the lease that began in 2024 and 2025, respectively. This lease is on a fixed payment basis. None of the leases include contingent rentals.

Description of lease	Lease term
Office at Wanchai, Hong Kong	2 years from January 31, 2024 to January 30, 2026
Office at Central, Hong Kong	2 years from September 5, 2025 to September 4, 2027
(a) Amounts recognized in the consolidated balance sheet:

	December 31, 2025	June 30, 2026	June 30, 2026
	HK$	HK$	US$
	(Audited)	(Unaudited)	(Unaudited)
Right-of-use assets	4,363,374	3,013,411	384,266

Operating lease liabilities - current	123,249	-	-
Operating lease liabilities - related party, current	2,484,415	2,547,176	324,812
Operating lease liabilities - non-current	-	-	-
Operating lease liabilities - related party, non-current	1,755,710	466,235	59,454

Weighted average remaining lease term (in years)	1.63	1.18
Weighted average discount rate (%)	5.00	5.00
(b) A summary of lease cost recognized in the Company’s unaudited condensed consolidated statements of operations and supplemental cash flow information related to operating leases for the six months ended June 30, 2025 and 2026 is as follows:

	June 30, 2025	June 30, 2026	June 30, 2026
	HK$	HK$	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Amortization charge of right-of-use assets	742,500	1,226,713	156,429
Operating lease expense	795,795	1,347,656	171,851
Cash paid for operating leases	742,500	1,320,000	168,324
Operating lease right-of-use assets, obtained in exchange for operating lease liabilities	-	-	-
(c) The following table shows the remaining contractual maturities of the Company’s operating lease liabilities as of June 30, 2026:

	HK$	US$
2026 (remaining)	1,320,000	168,324
2027	1,789,333	228,173
Total future lease payments	3,109,333	396,497
Less: imputed interest	(95,922)	(12,231)
Present value of operating lease liabilities	3,013,411	384,266